Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets, liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
- Trading assets	€ 53,781	€ 49,254
- Non-trading derivatives	2,488	2,257
- Assets mandatorily at fair value through profit or loss	51,142	41,600
- Assets designated as at fair value through profit or loss	3,700	3,076
Financial assets at fair value through other comprehensive income	38,993	34,468
Fair value	150,103	130,655
Financial liabilities
Trading liabilities	35,745	28,042
Non-trading derivatives	2,435	2,215
Financial liabilities designated as at fair value through profit or loss	52,461	47,684
Fair value	90,641	77,942
Level 1 [member]
Financial Assets
- Trading assets	9,361	13,228
- Assets mandatorily at fair value through profit or loss	27	22
- Assets designated as at fair value through profit or loss	142	203
Financial assets at fair value through other comprehensive income	36,312	32,165
Fair value	45,842	45,618
Financial liabilities
Trading liabilities	1,217	1,446
Non-trading derivatives	1
Financial liabilities designated as at fair value through profit or loss	966	1,081
Fair value	2,184	2,527
Level 2 [member]
Financial Assets
- Trading assets	43,504	35,852
- Non-trading derivatives	2,482	2,249
- Assets mandatorily at fair value through profit or loss	49,836	40,196
- Assets designated as at fair value through profit or loss	2,492	1,628
Financial assets at fair value through other comprehensive income	1,057	343
Fair value	99,372	80,269
Financial liabilities
Trading liabilities	34,332	26,401
Non-trading derivatives	2,278	2,105
Financial liabilities designated as at fair value through profit or loss	50,712	46,419
Fair value	87,322	74,924
Level 3 [member]
Financial Assets
- Trading assets	915	174
- Non-trading derivatives	6	8
- Assets mandatorily at fair value through profit or loss	1,280	1,381
- Assets designated as at fair value through profit or loss	1,066	1,244
Financial assets at fair value through other comprehensive income	1,624	1,961
Fair value	4,890	4,768	€ 5,387
Financial liabilities
Trading liabilities	197	195
Non-trading derivatives	155	110
Financial liabilities designated as at fair value through profit or loss	783	184
Fair value	€ 1,135	€ 490	€ 910